SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is October 31, 2023.

For the MFS® Funds listed below:

MFS® CORE BOND FUND	MFS® LIFETIME 2055 FUND
MFS® CORPORATE BOND FUND	MFS® LIFETIME 2060 FUND
MFS® LIFETIME 2025 FUND	MFS® LIFETIME 2065 FUND
MFS® LIFETIME 2030 FUND	MFS® LIFETIME INCOME FUND
MFS® LIFETIME 2035 FUND	MFS® LIMITED MATURITY FUND
MFS® LIFETIME 2040 FUND	MFS® MUNICIPAL LIMITED MATURITY FUND
MFS® LIFETIME 2045 FUND	MFS® TOTAL RETURN BOND FUND
MFS® LIFETIME 2050 FUND
Effective immediately, the sub-sections entitled "Compensation," "Ownership of Fund Shares," and "Other Accounts" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" are hereby restated, with respect to MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, MFS Lifetime 2065 Fund, and MFS Lifetime Income Fund only, as follows:
Compensation
MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process.  Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation.  In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees.  MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.
MFS reviews portfolio manager compensation annually.  In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a durable investment process.  As of December 31, 2022, portfolio manager total cash compensation is a combination of base salary and performance bonus:
Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.
Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.
With respect to each portfolio manager except Messrs. Joseph Flaherty, Jr., and Benjamin Nastou, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.
The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon.  The fixed-length time periods include the portfolio manager's full tenure on each Fund and, when available, 10-, 5-, and 3-year periods.  For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm.  Emphasis is generally placed on longer performance periods when multiple performance periods are available.  Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2022, the following benchmarks were used to measure the following portfolio managers' performance for the following Funds, unless otherwise indicated:

Fund	Portfolio Manager	Benchmark(s)
MFS Lifetime 2025 Fund	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2025 Funds
Morningstar US Fund Target-Date 2025

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Fund	Portfolio Manager	Benchmark(s)
Erich Shigley[1]
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2025 Funds
Morningstar US Fund Target-Date 2025

MFS Lifetime 2030 Fund	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2030 Funds
Morningstar US Fund Target-Date 2030

Erich Shigley[1]
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2030 Funds
Morningstar US Fund Target-Date 2030

MFS Lifetime 2035 Fund	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2035 Funds
Morningstar US Fund Target-Date 2035

Erich Shigley[1]
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2035 Funds
Morningstar US Fund Target-Date 2035

MFS Lifetime 2040 Fund	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2040 Funds
Morningstar US Fund Target-Date 2040

Erich Shigley[1]
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2040 Funds
Morningstar US Fund Target-Date 2040

MFS Lifetime 2045 Fund	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2045 Funds
Morningstar US Fund Target-Date 2045

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Fund	Portfolio Manager	Benchmark(s)
Erich Shigley[1]
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2045 Funds
Morningstar US Fund Target-Date 2045

MFS Lifetime 2050 Fund	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2050 Funds
Morningstar US Fund Target-Date 2050

Erich Shigley[1]
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2050 Funds
Morningstar US Fund Target-Date 2050

MFS Lifetime 2055 Fund	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2055+ Funds
Morningstar US Fund Target-Date 2055

Erich Shigley[1]
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2055+ Funds
Morningstar US Fund Target-Date 2055

MFS Lifetime 2060 Fund	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2055+ Funds
Morningstar US Fund Target-Date 2060+

Erich Shigley[1]
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2055+ Funds
Morningstar US Fund Target-Date 2060+

MFS Lifetime 2065 Fund	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2060+ Funds
Morningstar US Fund Target-Date 2065+

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Fund	Portfolio Manager	Benchmark(s)
Erich Shigley[1]
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2060+ Funds
Morningstar US Fund Target-Date 2065+

MFS Lifetime Income Fund	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target Today Funds
Morningstar US Fund Target-Date Retirement

Erich Shigley[1]
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg U.S. Aggregate Bond Index
Lipper Mixed-Asset Target Today Funds
Morningstar US Fund Target-Date Retirement

1  Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of August 28, 2023.

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.
The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contribution to the MFS investment process and the client experience (distinct from fund and other account performance).
The performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.
With respect to Mr. Joseph Flaherty, Jr., his compensation reflects his broader role within MFS as Chief Investment Risk Officer in addition to being a portfolio manager.  His performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.  The quantitative portion is based on overall group investment performance and business performance metrics.  The qualitative portion is based on the results of an annual internal review process conducted by the Chief Investment Officer which takes into account his broad leadership responsibilities.  This performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.
With respect to Mr. Benjamin Nastou, his compensation reflects his broader role within MFS as Co-Director of the Quantitative Solutions team in addition to being a portfolio manager.  His performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.  The quantitative portion is based on the pre-tax performance of accounts managed by Mr. Nastou over a range of fixed-length time periods and overall group investment performance and business performance metrics.  The qualitative portion is based on the results of an annual internal review process conducted by the Chief Investment Officer which takes into account his broad leadership responsibilities.  This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS fund(s) selected by the portfolio manager.  A selected fund may, but is not required to, be a fund that is managed by the portfolio manager.
MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.
Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares
The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) (including the value of any deferred cash award which is based on the performance of the Fund) as of the Fund's fiscal year ended April 30, 2023, unless otherwise indicated. The following dollar ranges apply:

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N. None
A. $1 – $10,000
B. $10,001 – $50,000
C. $50,001 – $100,000
D. $100,001 – $500,000
E. $500,001 – $1,000,000
F. Over $1,000,000

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
MFS Lifetime 2025 Fund	Joseph Flaherty, Jr.	N
	Benjamin Nastou[1]	N
	Natalie Shapiro	N
	Erich Shigley[1]	N

MFS Lifetime 2030 Fund	Joseph Flaherty, Jr.	N
	Benjamin Nastou[1]	N
	Natalie Shapiro	N
	Erich Shigley[1]	N

MFS Lifetime 2035 Fund	Joseph Flaherty, Jr.	N
	Benjamin Nastou[1]	N
	Natalie Shapiro	D
	Erich Shigley[1]	N

MFS Lifetime 2040 Fund	Joseph Flaherty, Jr.	N
	Benjamin Nastou[1]	N
	Natalie Shapiro	N
	Erich Shigley[1]	D

MFS Lifetime 2045 Fund	Joseph Flaherty, Jr.	N
	Benjamin Nastou[1]	N
	Natalie Shapiro	N
	Erich Shigley[1]	D

MFS Lifetime 2050 Fund	Joseph Flaherty, Jr.	N
	Benjamin Nastou[1]	N
	Natalie Shapiro	N
	Erich Shigley[1]	N

MFS Lifetime 2055 Fund	Joseph Flaherty, Jr.	N
	Benjamin Nastou[1]	N
	Natalie Shapiro	N
	Erich Shigley[1]	N

MFS Lifetime 2060 Fund	Joseph Flaherty, Jr.	N
	Benjamin Nastou[1]	F
	Natalie Shapiro	N
	Erich Shigley[1]	N

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Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
MFS Lifetime 2065 Fund	Joseph Flaherty, Jr.	N
	Benjamin Nastou[1]	N
	Natalie Shapiro	N
	Erich Shigley[1]	N

MFS Lifetime Income Fund	Joseph Flaherty, Jr.	F
	Benjamin Nastou[1]	N
	Natalie Shapiro	N
	Erich Shigley[1]	N
1  Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of September 30, 2023.
Other Accounts
In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub-advised by MFS or an affiliate.  Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed.  The number and assets of these accounts were as follows as of the Fund's fiscal year ended April 30, 2023, unless otherwise indicated:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Lifetime 2025 Fund	Joseph Flaherty	Registered Investment Companies[2]	17	$24.4 billion
		Other Pooled Investment Vehicles	13	$1.5 billion
		Other Accounts	0	Not Applicable
	Benjamin Nastou[1]	Registered Investment Companies[2]	20	$25.1 billion
		Other Pooled Investment Vehicles	13	$1.7 billion
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[2]	20	$25.7 billion
		Other Pooled Investment Vehicles	13	$1.5 billion
		Other Accounts	0	Not Applicable
	Erich Shigley[1]	Registered Investment Companies[2]	19	$24.3 billion
		Other Pooled Investment Vehicles	13	$1.7 billion
		Other Accounts	0	Not Applicable

MFS Lifetime 2030 Fund	Joseph Flaherty	Registered Investment Companies[2]	17	$24.4 billion
		Other Pooled Investment Vehicles	13	$1.5 billion
		Other Accounts	0	Not Applicable
	Benjamin Nastou[1]	Registered Investment Companies[2]	20	$25.1 billion
		Other Pooled Investment Vehicles	13	$1.7 billion
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[2]	20	$25.7 billion
		Other Pooled Investment Vehicles	13	$1.5 billion
		Other Accounts	0	Not Applicable
	Erich Shigley[1]	Registered Investment Companies[2]	19	$24.3 billion
		Other Pooled Investment Vehicles	13	$1.7 billion
		Other Accounts	0	Not Applicable

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Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Lifetime 2035 Fund	Joseph Flaherty	Registered Investment Companies[2]	17	$24.4 billion
		Other Pooled Investment Vehicles	13	$1.5 billion
		Other Accounts	0	Not Applicable
	Benjamin Nastou[1]	Registered Investment Companies[2]	20	$25.1 billion
		Other Pooled Investment Vehicles	13	$1.7 billion
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[2]	20	$25.7 billion
		Other Pooled Investment Vehicles	13	$1.5 billion
		Other Accounts	0	Not Applicable
	Erich Shigley[1]	Registered Investment Companies[2]	19	$24.3 billion
		Other Pooled Investment Vehicles	13	$1.7 billion
		Other Accounts	0	Not Applicable

MFS Lifetime 2040 Fund	Joseph Flaherty	Registered Investment Companies[2]	17	$24.4 billion
		Other Pooled Investment Vehicles	13	$1.5 billion
		Other Accounts	0	Not Applicable
	Benjamin Nastou[1]	Registered Investment Companies[2]	20	$25.1 billion
		Other Pooled Investment Vehicles	13	$1.7 billion
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[2]	20	$25.7 billion
		Other Pooled Investment Vehicles	13	$1.5 billion
		Other Accounts	0	Not Applicable
	Erich Shigley[1]	Registered Investment Companies[2]	19	$24.3 billion
		Other Pooled Investment Vehicles	13	$1.7 billion
		Other Accounts	0	Not Applicable

MFS Lifetime 2045 Fund	Joseph Flaherty	Registered Investment Companies[2]	17	$24.4 billion
		Other Pooled Investment Vehicles	13	$1.5 billion
		Other Accounts	0	Not Applicable
	Benjamin Nastou[1]	Registered Investment Companies[2]	20	$25.1 billion
		Other Pooled Investment Vehicles	13	$1.7 billion
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[2]	20	$25.7 billion
		Other Pooled Investment Vehicles	13	$1.5 billion
		Other Accounts	0	Not Applicable
	Erich Shigley[1]	Registered Investment Companies[2]	19	$24.3 billion
		Other Pooled Investment Vehicles	13	$1.7 billion
		Other Accounts	0	Not Applicable

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Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Lifetime 2050 Fund	Joseph Flaherty	Registered Investment Companies[2]	17	$24.4 billion
		Other Pooled Investment Vehicles	13	$1.5 billion
		Other Accounts	0	Not Applicable
	Benjamin Nastou[1]	Registered Investment Companies[2]	20	$25.1 billion
		Other Pooled Investment Vehicles	13	$1.7 billion
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[2]	20	$25.7 billion
		Other Pooled Investment Vehicles	13	$1.5 billion
		Other Accounts	0	Not Applicable
	Erich Shigley[1]	Registered Investment Companies[2]	19	$24.3 billion
		Other Pooled Investment Vehicles	13	$1.7 billion
		Other Accounts	0	Not Applicable

MFS Lifetime 2055 Fund	Joseph Flaherty	Registered Investment Companies[2]	17	$24.4 billion
		Other Pooled Investment Vehicles	13	$1.5 billion
		Other Accounts	0	Not Applicable
	Benjamin Nastou[1]	Registered Investment Companies[2]	20	$25.1 billion
		Other Pooled Investment Vehicles	13	$1.7 billion
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[2]	20	$25.7 billion
		Other Pooled Investment Vehicles	13	$1.5 billion
		Other Accounts	0	Not Applicable
	Erich Shigley[1]	Registered Investment Companies[2]	19	$24.3 billion
		Other Pooled Investment Vehicles	13	$1.7 billion
		Other Accounts	0	Not Applicable

MFS Lifetime 2060 Fund	Joseph Flaherty	Registered Investment Companies[2]	17	$24.4 billion
		Other Pooled Investment Vehicles	13	$1.5 billion
		Other Accounts	0	Not Applicable
	Benjamin Nastou[1]	Registered Investment Companies[2]	20	$25.1 billion
		Other Pooled Investment Vehicles	13	$1.7 billion
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[2]	20	$25.7 billion
		Other Pooled Investment Vehicles	13	$1.5 billion
		Other Accounts	0	Not Applicable
	Erich Shigley[1]	Registered Investment Companies[2]	19	$24.3 billion
		Other Pooled Investment Vehicles	13	$1.7 billion
		Other Accounts	0	Not Applicable

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Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Lifetime 2065 Fund	Joseph Flaherty	Registered Investment Companies[2]	17	$24.4 billion
		Other Pooled Investment Vehicles	13	$1.5 billion
		Other Accounts	0	Not Applicable
	Benjamin Nastou[1]	Registered Investment Companies[2]	20	$25.1 billion
		Other Pooled Investment Vehicles	13	$1.7 billion
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[2]	20	$25.7 billion
		Other Pooled Investment Vehicles	13	$1.5 billion
		Other Accounts	0	Not Applicable
	Erich Shigley[1]	Registered Investment Companies[2]	19	$24.3 billion
		Other Pooled Investment Vehicles	13	$1.7 billion
		Other Accounts	0	Not Applicable

MFS Lifetime Income Fund	Joseph Flaherty	Registered Investment Companies[2]	17	$24.4 billion
		Other Pooled Investment Vehicles	13	$1.5 billion
		Other Accounts	0	Not Applicable
	Benjamin Nastou[1]	Registered Investment Companies[2]	20	$25.1 billion
		Other Pooled Investment Vehicles	13	$1.7 billion
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[2]	20	$25.7 billion
		Other Pooled Investment Vehicles	13	$1.5 billion
		Other Accounts	0	Not Applicable
	Erich Shigley[1]	Registered Investment Companies[2]	19	$24.3 billion
		Other Pooled Investment Vehicles	13	$1.7 billion
		Other Accounts	0	Not Applicable
[1]	Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of September 30, 2023.
[2]	Includes the Fund.

Advisory fees were not based upon performance of any of the accounts identified in the table above.

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